Davis Funds

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

April 30, 2022

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.12%)
COMMUNICATION SERVICES – (6.74%)
Media & Entertainment – (6.74%)
Alphabet Inc., Class C *	305	$701,296
IAC/InterActiveCorp *	6,360	527,117
iQIYI, Inc., Class A, ADR (China)*	45,460	161,837
Liberty Media Corp., Liberty Formula One, Series A *	9,590	550,658
Liberty Media Corp., Liberty Formula One, Series C *	11,210	698,719
Meta Platforms, Inc., Class A *	3,025	606,422
Vimeo, Inc. *	7,257	73,949
	Total Communication Services	3,319,998
CONSUMER DISCRETIONARY – (15.01%)
Consumer Durables & Apparel – (1.94%)
Fila Holdings Corp. (South Korea)	18,780	479,848
Skechers U.S.A., Inc., Class A *	12,400	474,920
		954,768
Retailing – (13.07%)
Alibaba Group Holding Ltd., ADR (China)*	5,330	517,490
Amazon.com, Inc. *	1,381	3,432,655
Delivery Hero SE (Germany)*	15,045	528,876
JD.com, Inc., Class A, ADR (China)	14,923	920,152
Meituan, Class B (China)*	19,500	417,815
Naspers Ltd. - N (South Africa)	1,334	134,542
Prosus N.V., Class N (Netherlands)	9,867	475,872
Vroom, Inc. *	5,740	8,954
		6,436,356
	Total Consumer Discretionary	7,391,124
CONSUMER STAPLES – (0.72%)
Food, Beverage & Tobacco – (0.72%)
Darling Ingredients Inc. *	4,840	355,207
	Total Consumer Staples	355,207
FINANCIALS – (35.42%)
Banks – (10.28%)
Danske Bank A/S (Denmark)	51,660	792,405
DBS Group Holdings Ltd. (Singapore)	56,166	1,362,622
DNB Bank ASA (Norway)	19,370	375,339
U.S. Bancorp	21,315	1,035,056
Wells Fargo & Co.	34,375	1,499,781
		5,065,203
Diversified Financials – (16.18%)
Capital Markets – (4.47%)
Bank of New York Mellon Corp.	24,750	1,040,985
Julius Baer Group Ltd. (Switzerland)	24,270	1,159,810
		2,200,795
Consumer Finance – (2.95%)
Capital One Financial Corp.	11,645	1,451,200
Diversified Financial Services – (8.76%)
Berkshire Hathaway Inc., Class A *	4	1,937,360
Berkshire Hathaway Inc., Class B *	7,365	2,377,643
		4,315,003
		7,966,998

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (8.96%)
Life & Health Insurance – (3.26%)
AIA Group Ltd. (Hong Kong)	86,750	$852,211
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	119,000	752,165
		1,604,376
Property & Casualty Insurance – (3.48%)
Loews Corp.	11,345	712,920
Markel Corp. *	740	1,001,427
		1,714,347
Reinsurance – (2.22%)
Alleghany Corp. *	1,310	1,095,815
		4,414,538
	Total Financials	17,446,739
HEALTH CARE – (5.38%)
Health Care Equipment & Services – (4.44%)
Cigna Corp.	2,628	648,538
CVS Health Corp.	1,761	169,285
Humana Inc.	500	222,280
Quest Diagnostics Inc.	3,990	534,021
UnitedHealth Group Inc.	1,200	610,260
		2,184,384
Pharmaceuticals, Biotechnology & Life Sciences – (0.94%)
Viatris Inc.	44,980	464,644
	Total Health Care	2,649,028
INDUSTRIALS – (8.24%)
Capital Goods – (8.24%)
Carrier Global Corp.	6,420	245,694
Eaton Corp. PLC	7,953	1,153,344
Ferguson PLC (United Kingdom)	4,520	567,030
Johnson Controls International plc	4,928	295,039
Owens Corning	3,120	283,702
Raytheon Technologies Corp.	1,787	169,604
Schneider Electric SE (France)	9,365	1,343,588
	Total Industrials	4,058,001
INFORMATION TECHNOLOGY – (24.56%)
Semiconductors & Semiconductor Equipment – (11.65%)
Applied Materials, Inc.	14,895	1,643,663
Intel Corp.	46,551	2,029,158
Lam Research Corp.	1,228	571,953
Texas Instruments Inc.	8,750	1,489,688
		5,734,462
Software & Services – (12.91%)
DXC Technology Co. *	9,715	278,821
Microsoft Corp.	8,673	2,406,931
Oracle Corp.	14,350	1,053,290
SAP SE, ADR (Germany)	15,620	1,574,496
VMware, Inc., Class A	9,680	1,045,827
		6,359,365
	Total Information Technology	12,093,827

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (1.05%)
	Holcim Ltd. (Switzerland)	10,516	$517,826
		Total Materials	517,826
	TOTAL COMMON STOCK – (Identified cost $30,796,143)		47,831,750
SHORT-TERM INVESTMENTS – (2.82%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $772,019 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $787,440)	$772,000	772,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $616,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.00%, 04/01/29-10/01/43, total market value $628,320)	616,000	616,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,388,000)		1,388,000
	Total Investments – (99.94%) – (Identified cost $32,184,143)		49,219,750
	Other Assets Less Liabilities – (0.06%)		28,607
		Net Assets – (100.00%)	$49,248,357

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$3,319,998	$–	$–	$3,319,998
Consumer Discretionary	5,354,171	2,036,953	–	7,391,124
Consumer Staples	355,207	–	–	355,207
Financials	12,152,187	5,294,552	–	17,446,739
Health Care	2,649,028	–	–	2,649,028
Industrials	2,147,383	1,910,618	–	4,058,001
Information Technology	12,093,827	–	–	12,093,827
Materials	–	517,826	–	517,826
Short-Term Investments	–	1,388,000	–	1,388,000
Total Investments	$38,071,801	$11,147,949	$–	$49,219,750

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At April 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$32,392,138
Unrealized appreciation	19,602,277
Unrealized depreciation	(2,774,665)
Net unrealized appreciation	$16,827,612

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.